Note 14 - Property and Equipment, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Depreciation	$ 1,364,048	$ 1,524,655	$ 1,732,035